UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02806

Exact name of registrant as specified in charter:	Delaware Group® Cash Reserve

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2018

Item 1. Schedule of Investments.

Schedule of investments
Delaware Investments Ultrashort Fund	December 31, 2018 (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations – 5.52%
Fannie Mae Connecticut Avenue Securities
Series 2018-C01 1M1 3.106% (LIBOR01M + 0.60%,
Floor 0.60%) 7/25/30 ●	1,393,683	$1,388,726
Series 2018-C02 2M1 3.156% (LIBOR01M + 0.65%,
Floor 0.65%) 8/25/30 ●	667,629	666,878
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA2 M2 5.106% (LIBOR01M + 2.60%)
12/25/27 ●	832,934	844,559
Silverstone Master Issuer
Series 2018-1A 1A 144A 2.859% (LIBOR03M + 0.39%)
1/21/70 #●	1,350,000	1,343,146
Total Agency Collateralized Mortgage Obligations (cost $4,259,222)		4,243,309

Agency Commercial Mortgage-Backed Security – 0.40%
Fannie Mae Multifamily REMIC Trust
Series 2015-M12 FA 2.641% (LIBOR01M + 0.34%, Floor
0.34%) 4/25/20 ●	305,787	305,487
Total Agency Commercial Mortgage-Backed Security (cost $305,692)		305,487

Collateralized Debt Obligations – 0.36%
Monarch Grove CLO
Series 2018-1A AX 144A 3.19% (LIBOR03M + 0.70%)
1/25/28 #●	222,222	222,211
OZLM Funding
Series 2012-1A X 144A 3.369% (LIBOR03M + 0.90%)
7/22/29 #●	56,250	56,247
Total Collateralized Debt Obligations (cost $278,439)		278,458

Commercial Paper – 8.76%
Banks – 3.92%
Banco del Estado de Chile 2.38% 1/2/19 ≠	1,510,000	1,509,900
Toronto Dominion Bank 2.467% 1/7/19 ≠	1,500,000	1,499,313
		3,009,213
Colleges & Universities – 1.62%
Dartmouth College 2.384% 1/24/19 ≠	500,000	499,189
Yale University 2.411% 1/16/19 ≠	750,000	749,199
		1,248,388
Consumer Cyclical – 3.22%
Toyota Motor Credit 2.773% 4/30/19 ≠	2,500,000	2,476,708
		2,476,708
Total Commercial Paper (cost $6,735,135)		6,734,309

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Schedule of investments
Delaware Investments Ultrashort Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds – 38.50%
Banks – 14.11%
Bank of America 3.487% (LIBOR03M + 1.00%) 4/24/23 ●	750,000	$742,362
Citigroup 3.74% (LIBOR03M + 1.10%) 5/17/24 ●	1,500,000	1,464,472
Citizens Bank 2.20% 5/26/20	1,250,000	1,232,604
Fifth Third Bank 2.20% 10/30/20	1,500,000	1,471,105
Goldman Sachs Group 4.306% (LIBOR03M + 1.60%)
11/29/23 ●	750,000	743,750
JPMorgan Chase & Co. 3.39% (LIBOR03M + 0.90%)
4/25/23 ●	750,000	740,685
Morgan Stanley 3.811% (LIBOR03M + 1.22%) 5/8/24 ●	750,000	739,355
Santander UK 2.125% 11/3/20	1,000,000	976,751
UBS 144A 2.45% 12/1/20 #	1,500,000	1,472,933
US Bank 3.45% 11/16/21	1,250,000	1,259,830
		10,843,847
Basic Industry – 1.64%
DowDuPont 3.766% 11/15/20	1,250,000	1,262,296
		1,262,296
Capital Goods – 1.81%
Fortive 1.80% 6/15/19	145,000	143,283
United Technologies 3.35% 8/16/21	1,250,000	1,247,342
		1,390,625
Communications – 3.57%
Comcast 3.45% 10/1/21	1,250,000	1,263,112
Deutsche Telekom International Finance 144A
1.50% 9/19/19 #	1,500,000	1,480,204
		2,743,316
Consumer Cyclical – 1.54%
General Motors Financial 3.785% (LIBOR03M + 0.99%)
1/5/23 ●	1,250,000	1,186,467
		1,186,467
Consumer Non-Cyclical – 7.39%
BAT Capital 2.297% 8/14/20	1,250,000	1,220,690
Bayer US Finance II 144A 3.50% 6/25/21 #	1,250,000	1,241,832
CVS Health 3.35% 3/9/21	1,250,000	1,246,475
Shire Acquisitions Investments Ireland 1.90% 9/23/19	2,000,000	1,972,352
		5,681,349
Electric – 1.64%
American Electric Power 3.65% 12/1/21	1,250,000	1,260,195
		1,260,195

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(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance – 5.19%
Aviation Capital Group 144A 3.688% (LIBOR03M + 0.95%)
6/1/21 #●	1,250,000	$1,248,322
Cigna 144A 3.40% 9/17/21 #	1,500,000	1,497,484
Principal Life Global Funding II 144A 1.50% 4/18/19 #	1,250,000	1,244,344
		3,990,150
Natural Gas – 1.61%
Sempra Energy 1.625% 10/7/19	1,250,000	1,232,965
		1,232,965
Total Corporate Bonds (cost $29,899,622)		29,591,210

Non-Agency Asset-Backed Securities – 46.46%
American Express Credit Account Master Trust
Series 2017-2 A 2.905% (LIBOR01M + 0.45%)
9/16/24 ●	675,000	675,741
Series 2018-7 A 2.815% (LIBOR01M + 0.36%)
2/17/26 ●	2,000,000	1,987,875
Series 2018-9 A 2.835% (LIBOR01M + 0.38%)
4/15/26 ●	2,150,000	2,135,640
BMW Floorplan Master Owner Trust
Series 2018-1 A2 144A 2.775% (LIBOR01M + 0.32%)
5/15/23 #●	1,000,000	999,999
CarMax Auto Owner Trust
Series 2018-1 A2B 2.605% (LIBOR01M + 0.15%)
5/17/21 ●	736,681	736,335
Chase Issuance Trust
Series 2014-A5 A5 2.825% (LIBOR01M + 0.37%)
4/15/21 ●	1,500,000	1,500,977
Series 2016-A1 A 2.865% (LIBOR01M + 0.41%)
5/15/21 ●	1,000,000	1,000,823
Series 2017-A1 A 2.755% (LIBOR01M + 0.30%)
1/15/22 ●	250,000	250,121
Series 2017-A2 A 2.855% (LIBOR01M + 0.40%)
3/15/24 ●	1,000,000	999,999
Chesapeake Funding II
Series 2017-2A A2 144A 2.905% (LIBOR01M + 0.45%,
Floor 0.45%) 5/15/29 #●	1,006,931	1,008,693
Series 2017-4A A2 144A 2.795% (LIBOR01M + 0.34%)
11/15/29 #●	1,625,216	1,621,564
Citibank Credit Card Issuance Trust
Series 2017-A5 A5 3.124% (LIBOR01M + 0.62%, Floor
0.62%) 4/22/26 ●	3,000,000	3,015,428
Series 2018-A2 A2 2.80% (LIBOR01M + 0.33%)
1/20/25 ●	1,000,000	994,167

NQ-097 [12/18] 2/19 (737582)     3

Schedule of investments
Delaware Investments Ultrashort Fund (Unaudited)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Discover Card Execution Note Trust
Series 2016-A2 A2 2.995% (LIBOR01M + 0.54%)
9/15/21 ●	1,700,000	$1,701,145
Evergreen Credit Card Trust
Series 2017-1 A 144A 2.715% (LIBOR01M + 0.26%)
10/15/21 #●	800,000	799,375
Ford Credit Floorplan Master Owner Trust A
Series 2014-2 A 2.955% (LIBOR01M + 0.50%, Floor
0.50%) 2/15/21 ●	2,000,000	2,000,573
Series 2015-2 A2 3.025% (LIBOR01M + 0.57%, Floor
0.57%) 1/15/22 ●	1,000,000	1,002,818
GMF Floorplan Owner Revolving Trust
Series 2016-1 A2 144A 3.305% (LIBOR01M + 0.85%)
5/17/21 #●	1,755,000	1,758,723
Hyundai Auto Lease Securitization Trust
Series 2017-B A2B 144A 2.735% (LIBOR01M + 0.28%,
Floor 0.28%) 12/16/19 #●	256,671	256,675
Invitation Homes Trust
Series 2018-SFR1 A 144A 3.155% (LIBOR01M + 0.70%)
3/17/37 #●	1,980,242	1,938,855
Mercedes-Benz Master Owner Trust
Series 2016-BA A 144A 3.155% (LIBOR01M + 0.70%,
Floor 0.75%) 5/17/21 #●	1,000,000	1,002,018
Navistar Financial Dealer Note Master Owner Trust II
Series 2017-1 A 144A 3.286% (LIBOR01M + 0.78%)
6/27/22 #●	1,000,000	1,001,056
Nissan Master Owner Trust Receivables
Series 2017-C A 2.775% (LIBOR01M + 0.32%)
10/17/22 ●	1,500,000	1,497,911
PFS Financing
Series 2018-A A 144A 2.855% (LIBOR01M + 0.40%)
2/15/22 #●	2,000,000	1,998,563
Toyota Auto Receivables Owner Trust
Series 2017-C A2B 2.535% (LIBOR01M + 0.08%, Floor
0.08%) 7/15/20 ●	501,249	501,194
Trafigura Securitisation Finance
Series 2017-1A A1 144A 3.305% (LIBOR01M + 0.85%)
12/15/20 #●	1,000,000	1,004,592
Volvo Financial Equipment Master Owner Trust
Series 2017-A A 144A 2.955% (LIBOR01M + 0.50%)
11/15/22 #●	1,000,000	1,002,116
Wheels SPV 2
Series 2017-1A A2 144A 1.88% 4/20/26 #	1,320,953	1,310,605
Total Non-Agency Asset-Backed Securities
(cost $35,775,044)		35,703,581

4     NQ-097 [12/18] 2/19 (737582)

(Unaudited)

Total Value of Securities – 100.00%
(cost $77,253,154)	$76,856,354

Receivables and Other Assets Net of Liabilities – 0.00%	554
Net Assets Applicable to 7,744,915 Shares Outstanding – 100.00%	$76,856,908

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2018, the aggregate value of Rule 144A securities was $25,509,557, which represents 33.19% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Dec. 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:
CLO – Collateralized Loan Obligation
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
REMIC – Real Estate Mortgage Investment Conduit
USD – US Dollar

See accompanying notes.

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Notes
Delaware Investments Ultrashort Fund	December 31, 2018 (Unaudited)

1. Significant Accounting Policies

Delaware Group® Cash Reserve (Trust) - Delaware Investments Ultrashort Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, March 31, 2018.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using the methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

6     NQ-097 [12/18] 2/19 (737582)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2018:

Securities	Level 2
Assets:
Agency, Collateralized Debt Obligation &
Assets-Backed Securities	$40,530,835
Commercial Paper	6,734,309
Corporate Bonds	29,591,210
Total Value of Securities	$76,856,354

During the period ended Dec. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. During the period ended Dec. 31, 2018, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

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(Unaudited)

In August 2018, the FASB issued ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2018, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: